RECONCILIATION OF FINANCIAL STATEMENTS TO SCHEDULE H OF FORM 5500 - Reconciliation of Net Increase in Assets (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets per the financial statements	$ 180,844,708
Net change in employer contribution receivable	(127,405)
Net change in participant contribution receivable	(377,478)
Net change in deemed distributions	(340,164)
Net increase in net assets per the Form 5500	$ 179,999,661